Loans Receivable, Net - Schedule of Activity in Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance For Loan And Lease Losses Roll Forward
Beginning balance	$ 99	$ 112
Provisions	455
Release of allowance related to loans receivable sold or expired		(13)
Ending balance	$ 554	$ 99